Accounts Receivable (Accounts Receivable, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable		235,345	199,264
Less: Allowance for doubtful accounts		(3,746)	(5,952)	(6,636)	(3,109)
Accounts receivable, net	$ 37,327	231,599	193,312